Awards and Estimated Fair Value of Awards Issued in Acquisition of Net Spend (Detail) (NetSpend Holdings Inc, USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended
Jul. 01, 2013
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Number of Shares, Options and Units Issued	2,017,865
Fair Value	$ 37.4
Non-Qualified Stock Options
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Number of Shares, Options and Units Issued	530,696
Fair Value	8.4
Incentive Stock Options
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Number of Shares, Options and Units Issued	529,452
Fair Value	5.3
Time Based Restricted Stock
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Number of Shares, Options and Units Issued	870,361
Fair Value	21.5
Performance Based Restricted Stock
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Number of Shares, Options and Units Issued	87,356
Fair Value	$ 2.2